Fees and Expenses - American Funds U.S. Government Money Market Fund	Nov. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of the American Funds, Capital Group KKR Public-Private+ Funds and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”), you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.13	0.24	0.00	0.24	none	none	0.13	0.24
Other expenses	0.10	0.11	0.10	0.15	0.12	0.04	0.15	0.16
Total annual fund operating expenses	0.49	0.61	0.36	0.65	0.38	0.30	0.54	0.66

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.25	0.00	0.25	none	none	0.11	none	0.00
Other expenses	0.14	0.15	0.21	0.15	0.09	0.14	0.14	0.10
Total annual fund operating expenses	0.65	0.41	0.72	0.41	0.35	0.51	0.40	0.36
Fee waiver	–	–	–	–	–	0.05*	0.05*	–
Total annual fund operating expenses after fee waiver	0.65	0.41	0.72	0.41	0.35	0.46	0.35	0.36

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.39	1.10	0.95	0.65	0.45	0.35	0.30

* Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such fee waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
1 year	$50	$162	$286	$66	$39	$31	$55	$167	$66	$291
3 years	157	195	363	208	122	97	173	211	208	378
5 years	274	340	447	362	213	169	302	368	362	474
10 years	616	727	694	810	480	381	677	741	810	755

Share class:	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1	R-2	R-2E	R-3	R-4
1 year	$74	$42	$36	$47	$36	$37	$142	$112	$97	$66
3 years	230	132	113	159	123	116	440	350	303	208
5 years	401	230	197	280	219	202	761	606	525	362
10 years	894	518	443	636	500	456	1,669	1,340	1,166	810

Share class:	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1year	$46	$36	$31		1year	$62	$67
3years	144	113	97		3years	195	211
5years	252	197	169		5years	340	368
10years	567	443	381		10years	727	741

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1year	$46	$36	$31		1year	$62	$67
3years	144	113	97		3years	195	211
5years	252	197	169		5years	340	368
10years	567	443	381		10years	727	741